Document and Entity Information	Oct. 12, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Live Oak Acquisition Corp II
Amendment Flag	false
Entity Central Index Key	0001821769
Document Type	8-K
Document Period End Date	Oct. 12, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39755
Entity Tax Identification Number	85-2560226
Entity Address, Address Line One	40 S. Main Street
Entity Address, Address Line Two	#2550
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
City Area Code	(901)
Local Phone Number	685-2865
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	LOKB.U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	LOKB
Security Exchange Name	NYSE
Warrants Each Exercisable For One Share Class A Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	LOKB WS
Security Exchange Name	NYSE